Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Columbia High Yield Municipal Fund Class A
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Municipal Fund
Class Name	Class A
Trading Symbol	LHIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 85	0.82%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Security selection
| Selection in bonds rated BBB and BB and in continuing care retirement community (CCRC) and airline bonds added to performance.
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by underweight allocations to bonds rated AAA and AA and to bonds 2-12 years to maturity. In addition, overweights to CCRC and charter schools and to bonds 25 years to maturity and longer added to performance.
Treasury futures
| The use of Treasury futures was beneficial to performance during a period when municipal interest rates rose by approximately 20-55 basis points across the curve. (A basis point is 1/100 of a percent.)
Top Performance Detractors
Security selection
| Selection in bonds rated B and not-rated bonds, bonds with 12-22 and 25-30 years to maturity and in the resource recovery, special tax and housing sectors detracted from performance.
Allocations
| The Fund’s overweight to bonds rated A and BBB and to pre-refunded bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a)	6.27	0.34	2.55
Class A (including sales charges) (a)	3.11	(0.27)	2.24
Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index	7.07	2.29	3.84
Bloomberg High Yield Municipal Bond Index	8.19	2.61	4.22
Bloomberg Municipal Bond Index	2.67	0.93	2.25
(a)
The Fund’s performance prior to November 2021 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown
may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 475,919,699
Holdings Count | Holdings	260
Advisory Fees Paid, Amount	$ 2,681,622
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 475,919,699
Total number of portfolio holdings	260
Management services fees (represents 0.54% of Fund average net assets)	$ 2,681,622
Portfolio turnover for the reporting period	16%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rati ng a
gencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated
as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions
, not statements of
fact
, and are subject to change, including daily.
Top States/Territories
Florida	10.2
Colorado	9.1
Illinois	7.8
Wisconsin	7.1
Puerto Rico	6.2
Texas	6.1
California	5.1
New York	4.9
Iowa	3.4
Ohio	3.1
Asset Categories
Credit Quality

Columbia High Yield Municipal Fund Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Municipal Fund
Class Name	Advisor Class
Trading Symbol	CHIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting
period
?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$ 64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Security selection
| Selection in bonds rated BBB and BB and in continuing care
retirement
community (CCRC) and airline bonds added to performance.
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by underweight allocations to bonds rated AAA and AA and to bonds 2-12 years to maturity. In addition, overweights to CCRC and charter schools and to bonds 25 years to maturity and longer added to performance.
Treasury futures
| The use of Treasury futures was beneficial to performance during a period when municipal interest rates rose by approximately 20-55 basis points across the curve. (A basis point is 1/100 of a percent.)
Top Performance Detractors
Security selection
| Selection in bonds rated B and not-rated bonds, bonds with 12-22 and 25-30 years to maturity and in the resource recovery, special tax and housing sectors detracted from performance.
Allocations
| The Fund’s overweight to bonds rated A and BBB and to pre-refunded bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class (a)	6.48	0.52	2.76
Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index	7.07	2.29	3.84
Bloomberg High Yield Municipal Bond Index	8.19	2.61	4.22
Bloomberg Municipal Bond Index	2.67	0.93	2.25
(a)
The Fund’s performance prior to November 2021 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different
.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 475,919,699
Holdings Count | Holdings	260
Advisory Fees Paid, Amount	$ 2,681,622
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 475,919,699
Total number of portfolio holdings	260
Management services fees (represents 0.54% of Fund average net assets)	$ 2,681,622
Portfolio turnover for the reporting period	16%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjecti ve
opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
Florida	10.2
Colorado	9.1
Illinois	7.8
Wisconsin	7.1
Puerto Rico	6.2
Texas	6.1
California	5.1
New York	4.9
Iowa	3.4
Ohio	3.1
Asset Categories
Credit Quality

Columbia High Yield Municipal Fund Class C
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Municipal Fund
Class Name	Class C
Trading Symbol	CHMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 146	1.42%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Security selection
| Selection in bonds rated BBB and BB and in continuing care retirement community (CCRC) and airline bonds added to performance.
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by underweight allocations to bonds rated AAA and AA and to bonds 2-12 years to maturity. In addition, overweights to CCRC and charter schools and to bonds 25 years to maturity and longer added to performance.
Treasury futures
| The use of Treasury futures was beneficial to performance during a period when municipal interest rates rose by approximately 20-55 basis points across the curve. (A basis point is 1/100 of a percent.)
Top Performance Detractors
Security selection
| Selection in bonds rated B and not-rated bonds, bonds with 12-22 and 25-30 years to maturity and in the resource recovery, special tax and housing sectors detracted from performance.
Allocations
| The Fund’s overweight to bonds rated A and BBB and to pre-refunded bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges) (a)	5.64	(0.28)	1.91
Class C (including sales charges) (a)	4.64	(0.28)	1.91
Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index	7.07	2.29	3.84
Bloomberg High Yield Municipal Bond Index	8.19	2.61	4.22
Bloomberg Municipal Bond Index	2.67	0.93	2.25
(a)
The Fund’s performance prior to November 2021 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 475,919,699
Holdings Count | Holdings	260
Advisory Fees Paid, Amount	$ 2,681,622
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 475,919,699
Total number of portfolio holdings	260
Management services fees (represents 0.54% of Fund average net assets)	$ 2,681,622
Portfolio turnover for the reporting period	16%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bon
d is
not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective
opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
Florida	10.2
Colorado	9.1
Illinois	7.8
Wisconsin	7.1
Puerto Rico	6.2
Texas	6.1
California	5.1
New York	4.9
Iowa	3.4
Ohio	3.1
Asset Categories
Credit Quality

Columbia High Yield Municipal Fund Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Municipal Fund
Class Name	Institutional Class
Trading Symbol	SRHMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $1 0,0 00 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Security selection
| Selection in bonds rated BBB and BB and in continuing care retirement community (CCRC) and airline bonds added to performance.
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by underweight allocations to bonds rated AAA and AA and to bonds 2-12 years to maturity. In addition, overweights to CCRC and charter schools and to bonds 25 years to maturity and longer added to performance.
Treasury futures
| The use of Treasury futures was beneficial to performance during a period when municipal interest rates rose by approximately 20-55 basis points across the curve. (A basis point is 1/100 of a percent.)
Top Performance Detractors
Security selection
| Selection in bonds rated B and not-rated bonds, bonds with 12-22 and 25-30 years to maturity and in the resource recovery, special tax and housing sectors detracted from performance.
Allocations
| The Fund’s overweight to bonds rated A and BBB and to pre-refunded bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a)	6.49	0.52	2.76
Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index	7.07	2.29	3.84
Bloomberg High Yield Municipal Bond Index	8.19	2.61	4.22
Bloomberg Municipal Bond Index	2.67	0.93	2.25
(a)
The Fund’s performance prior to November 2021 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 475,919,699
Holdings Count | Holdings	260
Advisory Fees Paid, Amount	$ 2,681,622
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key
F
und Statistics
Fund net assets	$ 475,919,699
Total number of portfolio holdings	260
Management services fees (represents 0.54% of Fund average net assets)	$ 2,681,622
Portfolio turnover for the reporting period	16%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of
Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opin ion
s, not statem
en
ts of fact, and are subject to change, including daily.
Top States/Territories
Florida	10.2
Colorado	9.1
Illinois	7.8
Wisconsin	7.1
Puerto Rico	6.2
Texas	6.1
California	5.1
New York	4.9
Iowa	3.4
Ohio	3.1
Asset Categories
Credit Quality

Columbia High Yield Municipal Fund Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Municipal Fund
Class Name	Institutional 2 Class
Trading Symbol	CHMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Security selection
| Selection in bonds rated BBB and BB and in continuing care retirement community (CCRC) and airline bonds added to performance.
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by underweight allocations to bonds rated AAA and AA and to bonds 2-12 years to maturity. In addition, overweights to CCRC and charter schools and to bonds 25 years to maturity and longer added to performance.
Treasury futures
| The use of Treasury futures was beneficial to performance during a period when municipal interest rates rose by approximately 20-55 basis points across the curve. (A basis point is 1/100 of a percent.)
Top Performance Detractors
Security selection
| Selection in bonds rated B and not-rated bonds, bonds with 12-22 and 25-30 years to maturity and in the resource recovery, special tax and housing sectors detracted from performance.
Allocations
| The Fund’s overweight to bonds rated A and BBB and to pre-refunded bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class (a)	6.63	0.57	2.82
Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index	7.07	2.29	3.84
Bloomberg High Yield Municipal Bond Index	8.19	2.61	4.22
Bloomberg Municipal Bond Index	2.67	0.93	2.25
(a)
The Fund’s performance prior to November 2021 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 475,919,699
Holdings Count | Holdings	260
Advisory Fees Paid, Amount	$ 2,681,622
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Stat
is
tics
Fund net assets	$ 475,919,699
Total number of portfolio holdings	260
Management services fees (represents 0.54% of Fund average net assets)	$ 2,681,622
Portfolio turnover for the reporting period	16%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using
the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
Florida	10.2
Colorado	9.1
Illinois	7.8
Wisconsin	7.1
Puerto Rico	6.2
Texas	6.1
California	5.1
New York	4.9
Iowa	3.4
Ohio	3.1
Asset Categories
Credit Quality

Columbia High Yield Municipal Fund Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Municipal Fund
Class Name	Institutional 3 Class
Trading Symbol	CHHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Security selection
| Selection in bonds rated BBB and BB and in continuing care retirement community (CCRC) and airline bonds added to performance.
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by underweight allocations to bonds rated AAA and AA and to bonds 2-12 years to maturity. In addition, overweights to CCRC and charter schools and to bonds 25 years to maturity and longer added to performance.
Treasury futures
| The use of Treasury futures was beneficial to performance during a period when municipal interest rates rose by approximately 20-55 basis points across the curve. (A basis point is 1/100 of a percent.)
Top Performance Detractors
Security selection
| Selection in bonds rated B and not-rated bonds, bonds with 12-22 and 25-30 years to maturity and in the resource recovery, special tax and housing sectors detracted from performance.
Allocations
| The Fund’s overweight to bonds rated A and BBB and to pre-refunded bonds detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a),(b)	6.67	0.63	2.83
Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index	7.07	2.29	3.84
Bloomberg High Yield Municipal Bond Index	8.19	2.61	4.22
Bloomberg Municipal Bond Index	2.67	0.93	2.25
(a)
The returns shown for periods prior to March 1, 2017 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to November 2021 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 475,919,699
Holdings Count | Holdings	260
Advisory Fees Paid, Amount	$ 2,681,622
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fun
d
Statistics
Fund net assets	$ 475,919,699
Total number of portfolio holdings	260
Management services fees (represents 0.54% of Fund average net assets)	$ 2,681,622
Portfolio turnover for the reporting period	16%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are
excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opin ion
s, not statements of fact, and are subject to change, including daily.
Top States/Territories
Florida	10.2
Colorado	9.1
Illinois	7.8
Wisconsin	7.1
Puerto Rico	6.2
Texas	6.1
California	5.1
New York	4.9
Iowa	3.4
Ohio	3.1
Asset Categories
Credit Quality